Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2016
Registrant Name	dei_EntityRegistrantName	FEDERATED INDEX TRUST
Central Index Key	dei_EntityCentralIndexKey	0000861469
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 18, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 18, 2016
Prospectus Date	rr_ProspectusDate	Oct. 18, 2016